CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Deposits in excess of the FDIC insured			$ 4,252,000	$ 1,377,000
Deposits in excess of the FDIC insured	$ 1,788,000		$ 4,252,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Clients [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		68.00%	59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Clients [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				80.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Client [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Clients [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%	56.00%	41.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Clients [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				79.00%
Accounts Payable [Member] | Supplier Concentration Risk Two [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			32.00%
Accounts Payable [Member] | Supplier Concentration Risk One [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				63.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	40.00%
Maximum [Member]
Concentration Risk [Line Items]
FDIC insured, value	$ 250,000		$ 250,000